Trade Accounts Payable - Summary of invoices payable (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	S/ 470,118	S/ 398,347
Infrastructure [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	72,271	78,057
Infrastructure [member] | Linea 1 - Metro de Lima [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	18,992	15,125
Infrastructure [member] | Oil Services [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	33,085	46,932
Infrastructure [member] | Operation and maintenance - Roads [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	20,194	16,000
Engineering and Construction [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	331,719	228,124
Engineering and Construction [member] | Works and Consortiums [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	17,114	64,571
Engineering and Construction [member] | Talara Refinery [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	96,051	59,740
Engineering and Construction [member] | Engineering and Construction Works VyV-DSD S.A. [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	70,987	26,368
Engineering and Construction [member] | Project Quellaveco [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	55,107	26,589
Engineering and Construction [member] | Civil Works, Assembly and Electromechanics - Toquepala [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable		10,325
Engineering and Construction [member] | Engineering and Construction Works - Morelco S.A.S. [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	17,616	8,141
Engineering and Construction [member] | Generating Plant Machu Picchu [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	3,488	6,575
Engineering and Construction [member] | Project Mina Justa [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	14,190	12,267
Engineering and Construction [member] | Project Mina Gold Fields La Cima S.A. [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	10,353	5,302
Engineering and Construction [member] | Civil works, assembly and electromechanics—Acero Arequipa [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	2,428	5,421
Engineering and Construction [member] | Others [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	44,385	2,825
Real Estate [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	18,056	26,072
Parent company operation [member]
Disclosure Of Trade Accounts Payable [Line Items]
Invoices payable	S/ 48,072	S/ 66,094